Stock Option Plans - Fair Value of Stock Options Granted (Detail) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Assumptions used:
Expected dividends
Stock Options
Assumptions used:
Expected life (in years)	7 years 6 months	7 years 6 months
Minimum
Assumptions used:
Risk-free interest rate	1.23%
Minimum | Stock Options
Stock Based Compensation [Line Items]
Fair value of stock option	0.81	0.80
Assumptions used:
Risk-free interest rate	1.19%	1.19%
Expected volatility	26.50%	26.50%
Maximum
Assumptions used:
Risk-free interest rate	1.62%
Maximum | Stock Options
Stock Based Compensation [Line Items]
Fair value of stock option	3.94	3.94
Assumptions used:
Risk-free interest rate	4.80%	4.80%
Expected volatility	84.60%	84.60%